Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $30.1 in 2021 and $38.4 in 2020)	$ 32.8	$ 42.6
Short-term investments	12.0	4.2
Total investments	44.8	46.8
Cash and cash equivalents	0.6	0.5
Reinsurance recoverables (net of allowances for credit losses of $0.3 and $0.4 at December 31, 2021 and 2020, respectively)	435.7	423.6
Other assets	1.7	1.3
Assets held in separate accounts	11.9	11.5
Total assets	494.7	483.7
Liabilities
Future policy benefits and expenses	333.2	328.7
Unearned premiums	2.2	2.3
Claims and benefits payable	101.0	93.5
Deferred gain on disposal of businesses	0.8	1.0
Accounts payable and other liabilities	0.3	0.2
Liabilities related to separate accounts	11.9	11.5
Total liabilities	449.4	437.2
Commitments and contingencies (Note 13)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2.0	2.0
Additional paid-in capital	39.6	39.6
Retained earnings	1.5	1.5
Accumulated other comprehensive income	2.2	3.4
Total stockholder's equity	45.3	46.5
Total liabilities and stockholder's equity	$ 494.7	$ 483.7